Share-Based Compensation - Schedule of Exercise Prices and Remaining Contractual Life (Details) - Option [Member]	6 Months Ended
Jun. 30, 2026 USD ($) $ / shares shares
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Number of options outstanding	177,960
Intrinsic Value of Options Outstanding | $
No. of options exercisable	174,596
Exercise Price One [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 21.3
Number of options outstanding	1,000
Remaining contractual Life (in years)	8 years
Intrinsic Value of Options Outstanding | $
No. of options exercisable	250
Exercise Price Two [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 40.35
Number of options outstanding	6,021
Remaining contractual Life (in years)	8 months 4 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	6,021
Exercise Price Three [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 40.35
Number of options outstanding	37,191
Remaining contractual Life (in years)	7 years 6 months 3 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	37,191
Exercise Price Four [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 48.15
Number of options outstanding	14,075
Remaining contractual Life (in years)	7 years 7 months 17 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	14,075
Exercise Price Five [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 54.95
Number of options outstanding	16,667
Remaining contractual Life (in years)	3 years 10 months 2 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	16,667
Exercise Price Six [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 70.2
Number of options outstanding	1,936
Remaining contractual Life (in years)	3 years 9 months
Intrinsic Value of Options Outstanding | $
No. of options exercisable	1,936
Exercise Price Seven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 80.1
Number of options outstanding	9,641
Remaining contractual Life (in years)	5 years 9 months
Intrinsic Value of Options Outstanding | $
No. of options exercisable	9,641
Exercise Price Eight [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 80.1
Number of options outstanding	29,271
Remaining contractual Life (in years)	6 years 4 months 17 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	29,157
Exercise Price Nine [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 89.51
Number of options outstanding	10,000
Remaining contractual Life (in years)	6 years 4 months 17 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	7,500
Exercise Price Ten [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 93.3
Number of options outstanding	2,746
Remaining contractual Life (in years)	1 year 6 months
Intrinsic Value of Options Outstanding | $
No. of options exercisable	2,746
Exercise Price Eleven [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 93.3
Number of options outstanding	22,112
Remaining contractual Life (in years)	7 years 6 months 3 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	22,112
Exercise Price Twelve [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 122.85
Number of options outstanding	10,000
Remaining contractual Life (in years)	7 years 6 months 3 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	10,000
Exercise Price Thirteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 151.8
Number of options outstanding	162
Remaining contractual Life (in years)	2 years 4 months 13 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	162
Exercise Price Fourteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 151.8
Number of options outstanding	406
Remaining contractual Life (in years)	7 years 6 months 3 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	406
Exercise Price Fifteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 183.4
Number of options outstanding	16,667
Remaining contractual Life (in years)	4 years 10 months 28 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	16,667
Exercise Price Sixteen [Member]
Schedule of Exercise Prices and Remaining Contractual Life [Line Items]
Exercise price | $ / shares	$ 321
Number of options outstanding	65
Remaining contractual Life (in years)	7 years 6 months 3 days
Intrinsic Value of Options Outstanding | $
No. of options exercisable	65